UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D. C. 20549

FORM 13F

FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2002

Check here if Amendment [      ];  Amendment Number:
This Amendment (Check only one.):  [     ] is a restatement.
					 [     ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:		Armstrong Shaw Associates Inc.
Address:	45 Grove Street
		New Canaan, CT 06840

13F File Number:	28-6126

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person signing this Report on Behalf of Reporting Manager:

Name:		Monica C. Grady
Title:		Secretary/Treasurer
Phone:		203-972-9600
Signature, Place, and Date of Signing:

	Monica C. Grady	New Canaan, Connecticut	September 30, 2002

Report Type (Check only one.):

[X]	13F HOLDING REPORT.

[   ]  	13F NOTICE.

[   ]	13F COMBINATION REPORT.

List of other Managers Reporting for this Manager:

I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE ACT OF
1934.





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                             FORM 13F INFORMATION TABLE







VALUE
SHARES/
SH/      PUT/    INVSTMT
OTHER
                   VOTING AUTHORITY
NAME OF ISSUER
TITLE OF CLASS
CUSIP
(x$1000)
PRN AMT
PRN   CALL   DSCRETN
MANAGERS
SOLE
SHARED
NONE
-
-
-
-
-
-
-
-
-
-
-
-












Abbott Labs
Common
002824100
93496
2314263
SH

SOLE

2314263
0
0
Allstate Corp.
Common
020002101
90861
2555875
SH

SOLE

2555875
0
0
Amdocs
Common
g02602103
428
66800
SH

SOLE

66800
0
0
American Express Co.
Common
025816109
90080
2889033
SH

SOLE

2889033
0
0
American Intl. Group Inc.
Common
026874107
1481
27077
SH

SOLE

27077
0
0
AOL Time Warner
Common
00184a105
628
53715
SH

SOLE

53715
0
0
Apache Corp.
Common
037411105
2229
37500
SH

SOLE

37500
0
0
Automatic Data Process
Common
053015103
495
14237
SH

SOLE

14237
0
0
Bank of America Corp.
Common
605051044
722
11316
SH

SOLE

11316
0
0
Bank of New York
Common
640571022
604
21000
SH

SOLE

21000
0
0
Berkshire Hathaway Inc. Del
Class A
084670108
5912
80
SH

SOLE

80
0
0
Blackrock Advantage Term
Common
09247A101
168
14000
SH

SOLE

14000
0
0
Blackrock Investment Quality
Common
09247D105
330
23000
SH

SOLE

23000
0
0
Block H & R Inc.
Common
093671105
295
7018
SH

SOLE

7018
0
0
BP Amoco PLC
Sponsored ADR
055622104
269
6736
SH

SOLE

6736
0
0
Bristol Myers Squibb Co.
Common
110122108
388
16310
SH

SOLE

16310
0
0
Canadian National Railway Co.
Common
136375102
508
13600
SH

SOLE

13600
0
0
Cendant Corp.
Common
151313103
101154
9400886
SH

SOLE

9400886
0
0
Chevron Corp.
Common
166764100
740
10684
SH

SOLE

10684
0
0
Chubb Corp.
Common
171232101
106526
1942848
SH

SOLE

1942848
0
0
Citigroup, Inc.
Common
172967101
110557
3728748
SH

SOLE

3728748
0
0
Colgate Palmolive Co.
Common
194162103
807
14964
SH

SOLE

14964
0
0
Comcast Corp.
Class A Spl.
200300200
107044
5131556
SH

SOLE

5131556
0
0
CVS Corp
Common
126650100
85679
3379836
SH

SOLE

2785905
0
0
Devon Energy Corp. (Oklahoma)
Common
25179M103
89574
1856449
SH

SOLE

1856449
0
0
Dreyfus A Bonds Plus, Inc.
Common
261880108
353
25218.49
SH

SOLE

25218.49
0
0
Dupont De Nemours & Co.
Common
263534109
108355
3004013
SH

SOLE

3004013
0
0
EL Paso Corporation
Common
28336L109
239
28900
SH

SOLE

28900
0
0
Electronic Data Systems
Common
285661104
1100
78710
SH

SOLE

78710
0
0
Emerson Electric Co.
Common
291011104
123388
2808105
SH

SOLE

2808105
0
0
Exelon Corp.
Common
30161n101
128885
2713369
SH

SOLE

2713369
0
0
Exxon Mobil Corporation
Common
30231G102
356
11165
SH

SOLE

11165
0
0
Fannie Mae
Common
313586109
7655
128575
SH

SOLE

128575
0
0
Fleet Boston Financial
Common
339030108
73420
3611434
SH

SOLE

3611434
0
0
Ford Motor Co.
Common
345370860
381
38889
SH

SOLE

38889
0
0
Freddie Mac
Common
313400301
146411
2619166
SH

SOLE

2619166
0
0
Gannett Inc.
Common
364730101
89991
1246759
SH

SOLE

1246759
0
0
General Electric
Common
369604103
109209
4430390
SH

SOLE

4430390
0
0
GlaxoSmithkline PLC
Sponsored ADR
37733W105
665
17297
SH

SOLE

17297
0
0
HCA Inc.
Common
404119109
138190
2902535
SH

SOLE

2902535
0
0
Home Depot Inc.
Common
437076102
218
8341
SH

SOLE

8341
0
0
Honeywell
Common
438516106
66935
3090280
SH

SOLE

3090280
0
0
Imaging Diagnostics System
Common
45244w100
4
20000
SH

SOLE

20000
0
0
IMS Health Inc.
Common
449934108
86053
5748358
SH

SOLE

5748358
0
0
International Business Machines
Common
459200101
1154
19786
SH

SOLE

19786
0
0
J.P. Morgan Chase and Co.
Common
46625h100
1131
59582
SH

SOLE

59582
0
0
John Hancock Financial Services
Common
41014S106
84397
3035865
SH

SOLE

3035865
0
0
Johnson & Johnson
Common
478160104
515
9520
SH

SOLE

9520
0
0
Kerr McGee Corp.
Common
492386107
108727
2502923
SH

SOLE

2502923
0
0
Liberty Media Corporation
Common
530718105
107141
14922206
SH

SOLE

14922206
0
0
Lilly (Eli) & Co.
Common
532457108
443
8000
SH

SOLE

8000
0
0
MCData Corporatin-A
Common
580031201
191
20000
SH

SOLE

20000
0
0
Merck & Co., Inc.
Common
589331107
117648
2573794
SH

SOLE

2573794
0
0
MGIC Investment
Common
552848103
77105
1888443
SH

SOLE

1888443
0
0
Minnesota Mining & Manufacturing Co.
Common
88579Y101
308
2800
SH

SOLE

2800
0
0
Muniyield Insured Fund Inc.
Common
62630e107
411
27000
SH

SOLE

27000
0
0
Nuveen Insured Municipal Opportunity Fund
Common
670984103
416
26000
SH

SOLE

26000
0
0
Nuveen Select Tax-Free Income Portfolio
Common
67062F100
289
20000
SH

SOLE

20000
0
0
Office Depot
Common
676220106
83079
6732510
SH

SOLE

6732510
0
0
Oxford Health Plans
Common
691471106
93705
2406390
SH

SOLE

2406390
0
0
Pepsico Inc.
Common
713448108
203
5490
SH

SOLE

5490
0
0
Pfizer Inc.
Common
717081103
1256
43281
SH

SOLE

43281
0
0
Pitney Bowes Inc.
Common
724479100
106355
3488197
SH

SOLE

3488197
0
0
PrimeEnergy Corp.
Common
74158E104
169
20500
SH

SOLE

20500
0
0
Proctor & Gamble Co.
Common
742718109
1053
11786
SH

SOLE

11786
0
0
Quadrex  Corp.
Common
747309102
0
10000
SH

SOLE

10000
0
0
RadioShack Corp.
Common
750438103
96595
4815304
SH

SOLE

4815304
0
0
Royal Dutch Petroleum Co.
NY Reg Gldr 5
780257804
237
5900
SH

SOLE

5900
0
0
Safeway Inc.
Common
786514208
82137
3683270
SH

SOLE

3683270
0
0
Textron
Common
883203101
125560
3682110
SH

SOLE

3682110
0
0
Travelers Property Casualty Class A
Common
89420g109
2029
153711
SH

SOLE

153711
0
0
Travelers Property Casualty Class B
Common
89420g406
4280
316370
SH

SOLE

316370
0
0
Tyco International Ltd.
Common
902124106
494
35000
SH

SOLE

35000
0
0
Van Kampen Am Cap Advantage
Sh Ben Int
92112K107
210
14100
SH

SOLE

14100
0
0
Van Kampen Am Cap Municipal Opportunity
Common
920935103
172
10000
SH

SOLE

10000
0
0
Verizon Communications
Common
92343v104
483
17584
SH

SOLE

17584
0
0
Viacom Inc.
Class B
925524308
1701
41941
SH

SOLE

41941
0
0
Walt Disney Productions
Common
254687106
206
13609
SH

SOLE

13609
0
0
Whirlpool Corp.
Common
963320106
93852
2046480
SH

SOLE

2046480
0
0
Wyeth
Common
983024100
209
6582
SH

SOLE

6582
0
0
XL Capital Ltd.
Class A
g98255105
434
5900
SH

SOLE

5900
0
0
YUM! Brands
Common
988498101
84357
3044288
SH

SOLE

3044288
0
0










































FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:	0

Form 13F Information Table Entry Total:	82

Form 13F Information Table Value Total:	$3,251,436

List of Other Included Managers:

No.	13F File Number	Name

None